SUPPLEMENT TO THE CLASS A AND CLASS C  PROSPECTUS
OF ALLSPRING MULTI-ASSET FUNDS
For the Allspring Asset Allocation Fund
Allspring Growth Balanced Fund
Allspring Moderate Balanced Fund
(each a “Fund”, and together the “Funds”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:
Asset Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.28%	0.28%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.47%	0.47%
Acquired Fund Fees and Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	1.18%	1.93%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.12%	1.87%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.12% for A and 1.87% for C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$683	$290	$190
3 Years	$917	$594	$594
5 Years	$1,176	$1,030	$1,030
10 Years	$1,914	$2,244	$2,244
Growth Balanced Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	1.23%	1.98%
Fee Waivers	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.12%	1.87%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.12% for Class A and 1.87% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$683	$290	$190
3 Years	$922	$600	$600
5 Years	$1,191	$1,047	$1,047
10 Years	$1,959	$2,288	$2,288
Moderate Balanced Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.56%	0.56%
Acquired Fund Fees and Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.25%	2.00%
Fee Waivers	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.14%	1.89%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.14% for Class A and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$292	$192
3 Years	$927	$605	$605
5 Years	$1,201	$1,056	$1,056
10 Years	$1,978	$2,307	$2,307

June 30, 2023	SUP4312 06-23